Concentration and Risks (Details)	12 Months Ended			36 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2008
Concentration and Risks
Foreign currency exchange appreciation rate risk Percentage		2.30%	6.50%
Foreign currency exchange depreciation rate risk Percentage	9.20%
Maximum percentage of cash and cash equivalents, restricted cash and term deposits in single institution	41.00%	36.00%
Foreign currency exchange rate risk | Minimum
Concentration and Risks
Foreign currency exchange rate risk Percentage				20.00%